Business combination (Details Narrative) - Exito Group [member] - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2019	Nov. 27, 2019	Sep. 12, 2019	Jul. 23, 2019	Jun. 26, 2019
IfrsStatementLineItems [Line Items]
Percentage of equity interest		9657.00%		10000.00%	5530.00%
Share price				R$ 21.68
Indirect equity interest per shares			R$ 113
Net sales revenue	R$ 2,150
Net income	71
Acquisition related cost	124
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Cash payment		R$ 7,780
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Net of debt	R$ 1,161